Leases - Lessor Leases - Nature of operating lease assets on the balance sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	£ 4,230	£ 4,418
Operating lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	526	600
Rental income from investment property	838	840
Transportation | Operating lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	282	327
Cars and light commercial vehicles | Operating lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	21	28
Other | Operating lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	223	245
Investment properties | Operating lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Lease income	£ 59	£ 60